Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 24, 2014	Dec. 25, 2013
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	36,929,835	28,712,622
Common stock, shares outstanding	36,929,835	28,712,622